Derivatives - Summary of Current Replacement Cost of Derivatives by Location (Detail) - Current replacement cost [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Current replacement cost of derivatives [line items]
Derivatives, net	$ 10,399	$ 8,169
After master netting agreements, percentage mix	100.00%	100.00%
Canada [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 3,752	$ 2,768
After master netting agreements, percentage mix	36.10%	33.90%
United States [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 4,078	$ 2,936
After master netting agreements, percentage mix	39.20%	36.00%
Other international [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 2,569	$ 2,465
After master netting agreements, percentage mix	24.70%	30.10%
Other international [member] | United Kingdom [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 371	$ 501
After master netting agreements, percentage mix	3.60%	6.10%
Other international [member] | Europe [Member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 1,414	$ 1,211
After master netting agreements, percentage mix	13.60%	14.80%
Other international [member] | All other countries [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 784	$ 753
After master netting agreements, percentage mix	7.50%	9.20%